Stock Option Plans and Warrants to Purchase Common Stock (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares
Stock Option Plans and Warrants to Purchase Common Stock
Number of equity programs | item	4
Shares issues (in shares)	229,919	56,609	11,946
Total compensation cost (in Dollars) | $	$ 596,000
Stock options
Stock Option Plans and Warrants to Purchase Common Stock
Stock option expected year	3 years
Stock Option Plans [Member]
Stock Option Plans and Warrants to Purchase Common Stock
Exercisable options	72,985
Weighted average exercise price (in Dollars per share) | $ / shares	$ 59.19
Exercisable, weighted average remaining contractual term	8 years 11 months 1 day
Shares issues (in shares)	229,919
Weighted Average Remaining Term	9 years 6 months 14 days
Stock options awarded	173,740	45,715
Fair value per share (in Dollars per share) | $ / shares	$ 2.90	$ 8.05
Grant 2015 Plan
Stock Option Plans and Warrants to Purchase Common Stock
Shares available for grant	5,770,122
Intrinsic value | $	$ 0
Equity incentive
Stock Option Plans and Warrants to Purchase Common Stock
Future issuance	0